DIVIDEND PAYABLE (Tables)	12 Months Ended
Sep. 30, 2015
Dividends [Abstract]
Schedule of Dividends Payable [Table Text Block]
	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Dividend due to shareholders	$812	$840
	$812	$840